Expense Example, No Redemption - Optimum Fund Trust Classes A, C, Institutional - C	Mar. 31, 2026 USD ($)
Optimum Large Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 197
Expense Example, No Redemption, 3 Years	615
Expense Example, No Redemption, 5 Years	1,060
Expense Example, No Redemption, 10 Years	2,293
Optimum Small-Mid Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	222
Expense Example, No Redemption, 3 Years	708
Expense Example, No Redemption, 5 Years	1,220
Expense Example, No Redemption, 10 Years	2,627
Optimum Small-Mid Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	226
Expense Example, No Redemption, 3 Years	716
Expense Example, No Redemption, 5 Years	1,232
Expense Example, No Redemption, 10 Years	2,649
Optimum International Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	210
Expense Example, No Redemption, 3 Years	649
Expense Example, No Redemption, 5 Years	1,114
Expense Example, No Redemption, 10 Years	2,400
Optimum Fixed Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	182
Expense Example, No Redemption, 3 Years	563
Expense Example, No Redemption, 5 Years	970
Expense Example, No Redemption, 10 Years	2,105
Optimum Large Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	195
Expense Example, No Redemption, 3 Years	603
Expense Example, No Redemption, 5 Years	1,037
Expense Example, No Redemption, 10 Years	$ 2,243